Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2021
Disclosure Of Finance Income And Costs [Abstract]
Finance Income and Finance Costs
17.	Finance income and finance costs:

(a) Finance income:

	Years ended
	March 31,	March 31,
	2021	2020

Interest income	$50,680	$151,219
Other finance income	1,041,202	—
Finance income	$1,091,882	$151,219

(b) Finance costs:

	Years ended
	March 31,	March 31,
	2021	2020

Interest charges and other finance costs	$(833,635)	$(140,274)
Interest expense on loans and borrowings (note 11)	(387,764)	(337,096)
Interest on lease liabilities (note 8)	(108,620)	(106,337)
Warrants issuance costs (note 15 (f))	(1,141,262)	—
Finance costs	$(2,471,281)	$(583,707)